INCOME TAX EXPENSE - Narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income tax [abstract]
Increase in effective tax rate	1.00%
Increase in net deferred liability	R 18.7	R 14.2	R 10.3
Applicable tax rate nonmining income	28.00%
Disclosure of non-deductible epenses [abstract]
Discount recognised on Payments made under protest	R 21.1	7.4	7.1
Expenditure not incurred in generation of taxable income	17.8	17.0	2.7
Depreciation of property, plant and equipment exempt from deferred tax on initial recognition	R 22.2	R 21.2	R 21.4
South African corporate tax rate	28.00%	28.00%	28.00%
Dividends received	R 71.5	R 76.1	R 4.3
Unwinding recognised on Payments made under protest	5.8	4.8	3.9
Net operating income non taxable		R 1.0
Maximum assessed losses permitted to be set-off against taxable income	R 1.0
Percentange of assessed losses permitted to be set-off against taxable income	80.00%
FWGR [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Forecast weighted average deferred tax rate	29.00%	30.00%
Disclosure of non-deductible epenses [abstract]
Depreciation of property, plant and equipment exempt from deferred tax on initial recognition	R 72.1	R 68.7	R 73.2
Ergo [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Forecast weighted average deferred tax rate	22.00%	25.00%	25.00%	22.00%
Disclosure of non-deductible epenses [abstract]
Net operating income non taxable	R 5.8		R 14.6
Percentage decrease [member]
Disclosure of non-deductible epenses [abstract]
South African corporate tax rate	27.00%
Percentage increase [member]
Disclosure of non-deductible epenses [abstract]
South African corporate tax rate	28.00%